Average Annual Total Returns{- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-06 - Fidelity® Commodity Strategy Fund	Fidelity Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Commodity Strategy Fund-Default Return Before Taxes Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	6.89%	0.02%	[1]	3.97%	(2.76%)	[1]	4.04%	(1.14%)	[1]	7.69%	0.75%	[1]

[1]	(a) From May 30, 2017